Investments (Net Investment Income - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Option Contractholder Directed Unit Linked Investments [Member]
Net Investment Income [Line Items]
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ 427	$ (456)	$ 642